SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) segment item ¥ / $	Dec. 31, 2017 CNY (¥) segment	Dec. 31, 2016 CNY (¥) item	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥) item ¥ / $
Statements of comprehensive income (loss)
Net Revenues	$ 376,396	¥ 2,448,946	¥ 2,719,541	¥ 1,254,874
Net Expenses	(278,561)	(1,812,404)	(1,668,409)	(760,655)
Changes in cash and cash equivalents
Cash flows from operating activities	94,288	668,472	1,030,836	430,814
Cash flows from investing activities	(167,769)	(1,146,558)	(266,466)	179,864
Cash flows from financing activities	(57,280)	(372,677)	414,410	(331,751)
Net increase/(decrease) in cash	(130,761)	¥ (850,763)	1,178,780	¥ 278,927
Income tax payable	11,290		145,049		¥ 73,458
Deferred revenues	$ 955				¥ 6,214
Exchange rate | ¥ / $	6.5063				6.5063
Number of operating segments | segment	1	1
Number of reportable segments | segment	1	1
Consolidated VIE and VIE's subsidiaries
Consolidated balance sheets
Total assets	$ 39,725				¥ 258,466
Total liabilities	4,370				28,431
Statements of comprehensive income (loss)
Net Revenues	7,249	¥ 47,161
Net Expenses	(11,545)	(75,115)
Changes in cash and cash equivalents
Cash flows from operating activities	15,556	101,213
Cash flows from investing activities	(18,324)	(119,220)
Cash flows from financing activities	4,767	31,015
Net increase/(decrease) in cash	$ 1,999	¥ 13,008
Cash and short-term investments					57,390
Accounts receivable, other assets, intangible assets, equipment and leasehold improvement, deferred tax assets and goodwill					201,080
Accounts payable, other liabilities and accrued employee benefits					16,700
Income tax payable			¥ 0		5,522
Deferred revenues					¥ 6,210
Minimum
Changes in cash and cash equivalents
Useful life	3 years	3 years
Maximum
Changes in cash and cash equivalents
Useful life	5 years	5 years
Commodity future contracts
Changes in cash and cash equivalents
Outstanding commodity futures contract | item	0		0		0